COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Rental Payments	The remaining minimum annual rents for the years ending December 31 are:

2013	$37,800
2014	50,400

Total	$88,200

The remaining minimum annual rents for the years ending December 31 are:

2013	$148,800

2014	50,400

Total	$199,200